Intangible Assets, Net - Summary of Estimated Amortization Expense Relating to Existing Intangible Assets (Details) - Dec. 31, 2018 - Intangible Assets Excluding Licensed Copyrights
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Finite Lived Intangible Assets [Line Items]
Within 1 year	¥ 540,975	$ 78,682
Between 1 and 2 years	429,084	62,408
Between 2 and 3 years	300,768	43,745
Between 3 and 4 years	187,487	27,269
Between 4 and 5 years	¥ 71,394	$ 10,384